EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
EARNINGS PER SHARE
Schedule of computation of earnings per share

	2021	2020	2019
Numerator:
Profit for the year from continuing operations attributable to the owners of the company	63,003	60,796	51,713
Profit for the year from discontinued operations attributable to the owners of the company	470	616	2,528
Denominator, in thousands:
Weighted-average ordinary shares outstanding	1,693,244	1,760,468	1,780,935
Employee stock options	8,541	1,310	2,682
Weighted-average diluted shares outstanding	1,701,785	1,761,778	1,783,617

Earnings per share – basic, Russian Rubles	37.49	34.88	30.46
Basic EPS from continuing operations	37.21	34.53	29.04
Basic EPS from discontinued operations	0.28	0.35	1.42
Earnings per share – diluted, Russian Rubles	37.30	34.86	30.41
Diluted EPS from continuing operations	37.02	34.51	28.99
Diluted EPS from discontinued operations	0.28	0.35	1.42